NOTE 3 - BANK DEPOSITS (Details)	12 Months Ended
Dec. 31, 2022
Minimum
Debt Instrument, Interest Rate During Period	0.45%
Debt Instrument, Term, Months	6
Maximum
Debt Instrument, Interest Rate During Period	4.19%
Debt Instrument, Term, Months	12